Members' equity (Tables)	12 Months Ended
Dec. 31, 2020
Bio Ventus LLC [Member]
Member Equity [Line Items]
Summary of Members Equity
Members’ equity consisted of the following at December 31:

	2020	2019
Preferred	$168,000	$168,000
Common	113,373	113,373
Profits interest and other equity awards (Refer to Note 9. Equity-based compensation )	3,800	3,774

	$285,173	$285,147